ACCRUED EXPENSES - Components (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued compensation
Bonus		$ 832,918	$ 831,601
Wages		218,974	140,962
Vacation		959,004	569,777
Earned discounts		554,642	499,219
Commissions settlement			274,323
Compensation related accruals	$ 2,611,952	2,104,008
Marketing programs	829,647	611,642
Interest	487,596	110,239	28,750
Warranty	324,191	269,496	217,244
Other	376,807	421,116
Professional fees	231,553	129,169	72,611
401k matching contributions		93,112	100,134
Travel		60,400
Accrued expenses	$ 4,906,746	$ 3,706,094	$ 3,078,578